Interest Expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Interest Expense

	2021	2020	2019
	RMB	RMB	RMB
Interest on:
Bank loans	2,540	1,677	3,094
Other loans	8,092	14,342	15,476
Lease liabilities	5,419	6,297	7,476
Accretion expense (Note 3 3 )	4,696	5,107	5,525
Less: Amounts capitalized	(1,008)	(895)	(1,162)

	19,739	26,528	30,409